General and Adminstrative Expenses	12 Months Ended
Mar. 31, 2024
General and Adminstrative Expenses [Abstract]
GENERAL AND ADMINSTRATIVE EXPENSES

13. GENERAL AND ADMINSTRATIVE EXPENSES

	For the years ended March 31,
	2022	2023	2024
	USD	USD	USD
Professional expenses	16,251	15,129	157,497
Audit fee	-	-	175,000
Depreciation expenses	202,823	169,283	147,767
Lease expenses	21,356	291,102	189,508
Payroll expense	577,129	604,090	3,007,987
Staff welfare	25,758	27,512	43,476
Travelling expense	47,862	74,889	31,119
Office expense	133,840	134,788	142,899
Bank charge	68,763	74,140	69,985
Insurance expenses	26,285	25,908	39,412
Entertainment expenses	38,983	43,420	43,178
License expenses	32,857	32,540	99,123
CECL provision (recoveries)	35,662	25,987	(8,782)
Inventory impairment provision	190,594	-	116,115
Impairment loss for marketable debt securities	-	60,754	42,291
Material testing fee	103,203	-	-
Miscellaneous expenses	63,902	55,680	51,883
	1,585,268	1,635,222	4,348,458